UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Paul B. Ordonio, President and Principal Executive Officer Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka Law Office of C. Richard Ropka 215 Fries Mill Road Turnersville, NJ 08012

Registrant's telephone number, including area code: (888) 263-5593

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

		Monteagle Fixed Income Fund
		Schedule of Investments
		November 30, 2018 (Unaudited)

Shares/Par Value			Value

CORPORATE BONDS - 52.27%

Aerospace & Defense - 1.73%
750,000		General Dynamics Corp., 3.75%, 05/15/2025	$ 746,102

Automotive - 1.12%
500,000		AmericanHonda Finance, 2.90%, 02/16/2024	480,020

Banks - 5.70%
500,000		JPMorgan Chase &C Co., 4.35%, 08/15/2021	508,668
500,000		PNC Funding Corp., 4.375%, 08/11/2020	508,021
500,000		Wells Fargo & Co., 3.45%, 02/13/2023	487,583
1,000,000		Westpac Banking Corp., 3.35%, 03/08/2027	949,779
			2,454,051
Capital Goods - 7.06%
250,000		3M Company, 2.00%, 06/26/2022	239,523
750,000		Deere & Co., 4.375%, 10/16/2019	757,814
500,000		General Electric Cap, 5.55%, 05/04/2020	504,758
500,000		General Electric Co., 3.15%, 09/07/2022	458,944
625,000		Honeywell Intl., 1.85%, 11/01/2021	599,536
500,000		Precision Castparts, 2.50%, 01/15/2023	481,247
			3,041,822
Consumer Finance - 1.12%
500,000		Visa, Inc., 3.15%, 12/14/2025	482,503

Diversified Financial Services - 2.84%
500,000		Berkshire Hathaway, 3.00%, 05/15/2022	495,349
250,000		CME Group, Inc., 3.00%, 09/15/2022	246,317
500,000		Northern Trust Corp., 2.375%, 08/02/2022	481,582
			1,223,248
Diversified Telecommunication Services - 1.75%
750,000		AT&T Inc., 5.80%, 02/15/2019	754,252

Engineering &Construction - 0.79%
350,000		Fluor Corp., 3.50%, 12/15/2024	338,101

Financial Services - 1.18%
500,000		Intercontinental Exchange, Inc., 3.75%, 12/01/2025	531,200

Food & Staples Retailing - 0.57%
250,000		Costco Wholesale Corp., 1.70% 12/15/2019	246,802

Food, Beverage & Tobacco - 4.52%
750,000		Anheuser-Busch Inbev	723,004
750,000		Hershey Company	746,107
500,000		Phillip Morris Intl., 2.50%, 08/22/2022	477,028
			1,946,139
Health Care Equipment & Services - 5.71%
500,000		AstraZeneca Plc., 1.95%, 09/18/2019	494,948
750,000		Becton Dickinson & Co., 3.125%, 11/08/2021	738,579
500,000		Gilead Sciences Inc, 3.25%, 09/01/2022	493,984
250,000		Medtronic, Inc., 3.125%, 03/15/2022	246,554
500,000		Novartis Capital Corp., 2.40%, 05/17/2022	484,268
			2,458,333
Media - 1.12%
500,000		Comcast Corp., 3.00%, 02/01/2024	482,127

Oil, Gas & Consumable Fuels- 3.14%
500,000		BP Capital Markets, Plc., 2.50%, 11/06/2022	478,204
250,000		BP Capital Markets, 4.75%, 03/10/2019	251,021
200000		Chevron Corp. , 2.566%, 05/16/2023	191625
200000		Chevron Corp. , 2.954%, 05/16/2026	188119
250,000		Shell International, 2.375%, 08/21/2022	240,336
			1,349,305
Pharmaceuticals, Biotechnology & Life Science - 1.74%
750,000		Glaxosmithkline Cap, Inc., 3.875%, 05/15/2028	748,461

Real Estate Investment Trusts - 1.74%
750,000		Simon Property Group, 2.20%, 02/01/2019	748,763

Semiconductors & Semiconductor Equipment - 2.27%
1,000,000		Qualcomm, Inc., 3.00%, 05/20/2022	974,905

Software & Services - 1.12%
500,000		Oracle Corp., 2.50%, 10/15/2022	480,705

Technology Hardware & Equipment - 4.00%
1,000,000		Apple Inc., 3.20% 05/13/2025	967,597
750,000		Cisco Systems, Inc. 4.95%, 02/15/2019	753,007
			1,720,604
Utilities - 2.98%
500,000		Duke Energy Florida, 4.55%, 04/01/2020	507,304
770,000		Georgia Power Co., 4.25%, 12/01/2019	775,974
			1,283,278

TOTAL FOR CORPORATE BONDS (Cost $22,997,430) - 52.27%			22,490,721

MORTGAGE-BACKED SECURITIES- 11.63% (a)
Federal Home Loan Mortgage Corporation- 4.24%
245,842		Pool J19285 2.50%, 06/01/2027	240,074
227,325		Pool Q15767 3.00%, 02/01/2043	218,438
203,048		Pool G07163 3.50%, 10/01/2042	200,893
503,030		Pool G07961 3.50%, 03/01/2045	496,209
136,608		Pool A94289 4.00%, 10/01/2040	138,705
411,908		Pool G08618 4.00%, 12/01/2044	415,446
87,355		Pool A947184 4.50%, 02/01/2041	90,860
22,219		Series 15L 7.00%, 07/25/2023	23,378
2,254		Series 2841 BY 5.00%, 08/15/2019	2,255
			1,826,258

Federal National Mortgage Association- 6.93%
221,308		Pool AL1869 3.00%, 06/01/2027	220,085
151,561		Pool AB8898 3.00%, 04/01/2043	145,690
286,900		Pool AB9238 3.00%, 05/01/2043	275,814
178,142		Pool AU1619 3.50%, 07/01/2043	175,901
568,156		Pool AU3763 3.50%, 08/01/2043	561,315
767,908		Pool AB3690 4.00%, 10/01/2041	778,478
146,207		Pool AO0763 4.00%, 02/01/2042	148,129
222,997		Pool AK3402 4.00%, 04/01/2042	225,927
160,531		Pool AL7729 4.00%, 06/01/2043	162,639
159,047		Pool AL5097 4.00%, 10/01/2041	165,436
37,293		2007- 40 5.50%, 05/25/2037	40,539
17,641		Pool 754289 6.00%, 11/01/2033	19,234
23,771		Pool 882684 6.00%, 06/01/2036	25,866
34,834		Pool 545759 6.50%, 07/02/2032	38,826
			2,983,879
Government National Mortgage Association- 0.45%
116,792		2012-91 2.00%, 09/20/2041	107,832
26,134		2012-52 3.50%, 12/20/2039	26,233
6,987		Pool 648337 5.00%, 10/15/2020	7,280
16,360		Pool 676516 6.00%, 02/15/2038	17,589
30,650		Pool 476998 6.50%, 07/15/2029	33,275
			192,209

TOTAL FOR MORTGAGE-BACKED SECURITIES (COST $5,223,034) - 11.63%			5,002,346

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 35.01% (a)
U.S. Treasury Notes- 29.51%
2,000,000		1.625%, 08/15/2022	1,913,672
250,000		1.750%, 09/30/2019	248,047
2,000,000		1.750%, 05/15/2022	1,928,282
750,000		2.000%, 11/15/2021	732,569
250,000		2.000%, 02/15/2022	243,604
1,250,000		2.125%, 08/15/2021	1,226,952
250,000		2.125%, 06/30/2022	243,808
250,000		2.250%, 03/31/2021	246,787
1,000,000		2.250%, 11/15/2024	964,023
1,000,000		2.375%, 05/15/2027	955,039
250,000		2.500%, 08/15/2023	246,016
750,000		2.625%, 08/15/2020	747,481
750,000		2.750%, 11/15/2023	746,045
500,000		2.750%, 02/15/2024	496,816
500,000		2.875%, 05/15/2028	494,317
750,000		3.625%, 02/15/2020	757,207
500,000		3.625%, 02/15/2021	508,476
			12,699,141
Federal Home Loan Banks- 0.46%
210,000		2.375%, 03/13/2026	197,428

Federal Home Loan Mortgage Corporation- 1.16%
500,000		1.75%, 05/30/2019	497,978

Federal National Mortgage Association- 3.88%
1,000,000		2.125%, 04/24/2026	933,492
750,000		2.625%, 09/06/2024	734,221
			1,667,713

TOTAL FOR U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $15,607,713) - 35.01%			15,062,260

MONEY MARKET FUND - 0.61%
262,927		Federated Government Obligations Fund-Institutional Shares - 0.94% **	262,927

TOTAL FOR MONEY MARKET FUND (Cost $262,927) - 0.61%			262,927

TOTAL INVESTMENTS (Cost $44,091,105) *** - 99.51%			42,818,254

OTHER ASSETS LESS LIABILITIES - 0.49%			210,372

NET ASSETS - 100.00%			$ 43,028,626

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

***At November 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $44,091,105 amounted to $1,272,850, which consisted of aggregate gross unrealized appreciation of $63,971 and aggregate gross unrealized depreciation of $1,336,821.

NOTES TO FINANCIAL STATEMENTS
Monteagle Fixed Income Fund
1. SECURITY TRANSACTIONS

At November 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $44,091,105 amounted to $1,272,850, which consisted of aggregate gross unrealized appreciation of $63,971 and aggregate gross unrealized depreciation of $1,336,821.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Corporate Bonds	-	$ 22,490,721	-	$ 22,490,721
		US Government & Agency Obligations	-	$ 15,062,260	-	$ 15,062,260
		Mortgage-Backed Securities	$ 5,002,346	-	-	$ 5,002,346
		Fidelity Money Market Portfolio Institutional Class	$ 262,927	-	-	$ 262,927
		Total	$ 5,265,273	$ 37,552,981	$ 0	$ 42,818,254

		Monteagle Informed Investor Growth Fund
		Schedule of Investments
		November 30, 2018 (Unaudited)

Shares			Value

COMMON STOCKS - 28.63%

Consumer Durables & Apparel - 1.60%
1,400		Lululemon Athletica, Inc. *	$ 185,570

Food, Bverage & Tobacco - 4.02%
3,100		McCormick & Co., Inc. MD	465,000

Healthcare Equipment & Services - 7.47%
1,700		HCA Healthcare, Inc.	244,783
2,200		UnitedHealth Group, Inc.	618,992
			863,775
Retailing - 9.16%
1,900		Burlington Stores, Inc. *	314,944
2,800		Five Below *	293,412
1,300		OReilly Automotive, Inc. *	450,814
			1,059,170
Software & Services - 6.38%
1,300		Adobe Systems, Inc. *	326,157
1,200		Mastercard Inc.	241,284
1,200		Visa, Inc. Class A	170,052
			737,493

TOTAL FOR COMMON STOCKS (Cost $3,117,665) - 28.63%			3,311,008

SHORT-TERM INVESTMENTS - 71.31%
8,246,091		Federated Government Obligations Fund-Institutional Shares - 0.94%, **	8,246,091

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $8,246,091) - 71.31%			8,246,091

TOTAL INVESTMENTS (Cost $11,363,756) *** - 99.94%			11,557,099

OTHER ASSETS LESS LIABILITIES - 0.06%			7,216

NET ASSETS - 100.00%			$ 11,564,315

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,363,756 amounted to $193,343, which consisted of aggregate gross unrealized appreciation of $260,200 and aggregate gross unrealized depreciation of $66,857.

NOTES TO FINANCIAL STATEMENTS
Monteagle Informed Investor Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,363,756 amounted to $193,343, which consisted of aggregate gross unrealized appreciation of $260,200 and aggregate gross unrealized depreciation of $66,857.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 3,311,008	-	-	$ 3,311,008
		Short-Term Investments:	$ 8,246,091	-	-	$ 8,246,091
		Total	$ 11,557,099	-	-	$ 11,557,099

		Monteagle Quality Growth Fund
		Schedule of Investments
		November 30, 2018 (Unaudited)

Shares			Value

COMMON STOCKS - 91.94%

Banks - 1.80%
4,500		JPMorgan Chase & Co.	$ 500,355

Capital Goods - 11.77%
4,034		3M, Co.	838,749
5,050		Caterpillar	685,134
10,000		Middleby Corp.	1,207,900
3,118		Raytheon Co.	546,710
			3,278,493
Chemicals - 5.02%
14,519		Abermarble Corp.	1,398,470

Consumer Durables & Apparel - 2.58%
45,200		Hanesbrand, Inc.	719,132

Diversified Financial Services - 6.22%
17,250		Interactive Brokers Gro-CLA	997,912
13,700		SEI Investments Company *	735,690
			1,733,602
Food, Beverage and Tobacco - 6.19%
19,221		Altria Group, Inc.	1,053,887
11,750		Bunge Ltd.	670,573
			1,724,460
Healthcare Equipment & Services - 9.38%
4,524		Cigna Corp. *	1,010,571
7,483		Neogen Corp. *	485,347
3,966		UnitedHealth Group, Inc.	1,115,874
			2,611,792
Media - 7.92%
33,918		Comcast Corp. Class A	1,323,141
4,256		WPP PLC-Sponsored ADR	882,880
			2,206,021
Oil & Gas Refining & Marketing - 2.37%
8,250		Valero Energy Corp.	659,175

Pharmaceuticals. Biotechnology & Life Science - 5.67%
10,269		Celgene Corp. *	741627
5,692		Johnson & Johnson	836,155
			1,577,782
Retailing - 4.70%
775		Amazon.com, Inc. Class C *	1,309,882

Semiconductors & Semiconductor Equipment - 3.58%
4,195		Broadcom Ltd.	995,935

Software & Services- 15.97%
793		Alphabet, Inc. Class A *	879,952
511		Alphabet, Inc. Class C *	559,254
8,000		Electronic Arts, Inc. *	672,560
6,293		Facebook, Inc. *	884,859
13,084		Microsoft Corp.	1,450,885
			4,447,510
Technology Hardware & Equipment - 5.17%
8,067		Apple, Inc.	1,440,605

Transportation - 3.60%
4,376		FedEx Corp.	1,002,104

TOTAL FOR COMMON STOCKS (Cost $21,365,458) - 91.94%			25,605,318

SHORT TERM INVESTMENTS - 7.96%
2,217,558		Federated Government Obligations Fund-Institutional Shares - 0.94%, **	2,217,558

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,217,558) - 7.96%			2,217,558

TOTAL INVESTMENTS (Cost $23,583,016) *** - 99.91%			27,822,876

OTHER ASSETS LESS LIABILITIES 0.09%			26,170

NET ASSETS - 100.00%			$ 27,849,046

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,583,016 amounted to $4,239,860, which consisted of aggregate gross unrealized appreciation of $5,811,164 and aggregate gross unrealized depreciation of $1,571,304.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,583,016 amounted to $4,239,860, which consisted of aggregate gross unrealized appreciation of $5,811,164 and aggregate gross unrealized depreciation of $1,571,304.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 25,605,318	-	-	$ 25,605,318
		Short Term Investments	$ 2,217,558	-	-	$ 2,217,558
		Total	$ 27,822,876	-	-	$ 27,822,876

			Monteagle Select Value Fund
			Schedule of Investments
			November 30, 2018 (Unaudited)

	Shares			Value

COMMON STOCKS - 91.11%

	Capital Goods - 18.94%
	44,000		Arconic, Inc.	$ 945,120
	4,400		Cummins, Inc.	664,664
	13,500		Johnson Controls Internation	469,530
	5,700		United Rentals, Inc. *	667,641
				2,746,955
	Consumer Durables & Apparel - 9.88%
	33,400		Hanesbrand, Inc.	531,394
	11,200		Lennar Corp. Class A	478,576
	3,300		Mohawk Industries, Inc. *	422,598
				1,432,568
	Diversified Financials - 7.37%
	18,200		Franklin Resources, Inc.	616,798
	15,600		Legg Mason, Inc.	451,932
				1,068,730
	Food, Beverage & Tobacco - 4.11%
	5,700		J.M. Smucker Co.	595,707

	Insurance - 4.09%
	16,500		Unum Group	592,515

	Metals & Mining - 4.78%
	58,000		Freeport McMoRan Copper & Gold, Inc. *	692,520

	Oil & Gas Equipment Services - 12.70%
	35,800		Baker Hughes	816,956
	21,800		Halliburton Co. *	685,174
	7,525		Schlumberger Ltd.	339,378
				1,841,508
	Oil & Gas Exploration & Production - 5.11%
	2,100		Cimarex Energy Co.	172,158
	33,600		Newfield Exploration Co. *	569,520
				741,678
	Pharmaceuticals, Biotechnology & Life Science - 8.76%
	9,400		Celgene Corp. *	678,868
	9,200		Incyte Corp. *	591,100
				1,269,968
	Retailing - 2.00%
	10,400		LKQ Corp. *	289,536

	Semiconductors & Semiconductor Equipment - 9.37%
	2,800		Broadcom, Inc.	664,748
	18,000		Micron Technology, Inc. *	694,080
				1,358,828
	Technology Hardware & Equipment - 4.01%
	12,800		Western Digital Corp. *	580,992

	TOTAL FOR COMMON STOCKS (Cost $14,186,328) - 91.11%			13,211,505

SHORT TERM INVESTMENTS - 8.84%
	1,282,476		Federated Government Obligations Fund-Institutional Shares - 0.94%, **	1,282,476

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,282,476) - 8.84%			1,282,476

TOTAL INVESTMENTS (Cost $15,468,804) *** - 99.95%				14,493,981

OTHER ASSETS LESS LIABILITIES - 0.05%				6,776

NET ASSETS - 100.00%				$ 14,500,757

	* Non-income producing securities during the period.
	** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $15,468,804 amounted to 974,824, which consisted of aggregate gross unrealized appreciation of $285,934 and aggregate gross unrealized depreciation of $1,260,758.

NOTES TO FINANCIAL STATEMENTS
Monteagle Select Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $15,468,804 amounted to 974,824, which consisted of aggregate gross unrealized appreciation of $285,934 and aggregate gross unrealized depreciation of $1,260,758.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

	Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
		●	Level 1 – quoted prices in active markets for identical securities
		●	Level 2 – other significant observable inputs
		●	Level 3 – significant unobservable inputs
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

			Investments in Securities	Level 1	Level 2	Level 3	Total
			Common Stocks	$ 13,211,505	-	-	$ 13,211,505
			Short Term Investments	$ 1,282,476	-	-	$ 1,282,476
			Total	$ 14,493,981	-	-	$ 14,493,981

		Monteagle Value Fund
		Schedule of Investments
		November 30, 2018 (Unaudited)

Shares			Value

COMMON STOCKS - 92.36%

Automobiles & Components - 1.88%
12,000		Cooper Tire & Rubber Co.	$ 410,400

Capital Goods - 15.04%
15,000		Briggs & Stratton	223,800
5,000		Eaton Corp. Plc.	384,700
11,000		Fastenal Co.	651,860
75,370		Ferguson Plc. ADR	480,861
30,000		Schneider Electric SA ADR *	437,550
11,000		Texton, Inc.	617,540
20,000		Trinity Industries, Inc.	476,600
400		Triumph Group, Inc.	6,724
			3,279,635
Chemicals - 12.51%
4,600		Albermarble Corp. *	443,072
20,000		CF Industries Holdings, Inc.	843,800
7,900		Eastman Chemical Co.	622,678
5,300		FMC Corp.	438,522
18,800		Huntsman Corp.	380,136
			2,728,208
Consumer Durables & Apparel- 7.90%
22,680		MDC Holdings, Inc.	667926
12,500		Tapestry, Inc.	486,625
7,000		VF Corp.	569,030
			1,723,581
Containers & Packages - 2.20%
10,400		International Paper Co.	480,376

Diversified Financials - 1.86%
4,813		Macquarie Group, Ltd. ADR	404,845

Engineering & Construction - 0.84%
6,666		Arcosa, Inc. *	182,250

Food Beverage & Tobacco - 1.63%
18,000		Flowers Foods, Inc.	356,220

Healthcare Equipment & Services - 2.24%
6,100		CVS Caremark Corp.	489,220

Integrated Oil & Gas - 1.91%
7,500		Total SA-SPON ADR	417,075

Metals & Mining - 1.33%
9,000		Newmont Mining Corp.	291,060

Oil & Gas Equipment Services - 1.24%
6,000		Schlumberger Ltd.	270,600

Oil & Gas Exploration & Production - 0.92%
12,000		Marathon Oil Corp.	200,280

Oil & Gas Refining & Marketing - 7.52%
11,800		HollyFrontier Corp.	737,146
6,500		Phillips 66	607,880
3,700		Valero Energy Corp.	295,630
			1,640,656
Paper & Forest Products - 1.70%
13,000		Schweitzer-Mauduit International, Inc.	370,630

Pharmaceuticals, Biotechnology & Life Science- 9.25%
15,000		AstraZeneca Plc. *	597,300
9,147		Merck & Co., Inc. NJ	725,723
15,000		Pfizer, Inc.	693,450
			2,016,473
Semiconductors & Semiconductor Equipment - 9.38%
17,000		Intel Corp.	838,270
33,750		Kulicke & Soffa Industries, Inc.	729,000
8,200		Qualcomm, Inc.	477,732
			2,045,002
Software & Services - 1.65%
2,900		International Business Machines Corp.	360,383

Technology Hardware & Equipment - 1.66%
8,400		Seagate Technology Plc.	361,956

Telecommunications - 6.18%
20,000		AT&T, Inc.	624,800
12,000		Verizon Communications, Inc.	723,600
			1,348,400
Transportation - 1.76%
6,800		Ryder System, Inc.	384,676

Utilities - 1.74%
8,000		Southern Co.	378,640

TOTAL FOR COMMON STOCKS (Cost $15,447,271) - 92.36%			20,140,566

REAL ESTATE INVESTMENT TRUSTS - 2.48%
17,100		Rayonier, Inc.	540,873

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $430816) - 2.48%			540,873

SHORT TERM INVESTMENTS - 4.93%
1,074,305		Federated Government Obligations Fund-Institutional Shares - 0.94%, **	1,074,305

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,074,305) - 4.93%			1,074,305

TOTAL INVESTMENTS (Cost $16,952,393) *** - 99.76%			21,755,744

OTHER ASSETS LESS LIABILITIES - 0.24%			51,807

NET ASSETS - 100.00%			$ 21,807,551

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,952,393 amounted to $4,803,351 which consisted of aggregate gross unrealized appreciation of $5,435,115 and aggregate gross unrealized depreciation of $631,763.

NOTES TO FINANCIAL STATEMENTS
Monteagle Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,952,393 amounted to $4,803,351 which consisted of aggregate gross unrealized appreciation of $5,435,115 and aggregate gross unrealized depreciation of $631,763.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 20,140,566	-	-	$ 20,140,566
		Real Estate Investment Trusts	$ 540,873	-	-	$ 540,873
		Short Term Investments	$ 1,074,305	-	-	$ 1,074,305
		Total	$ 21,755,744	-	-	$ 21,755,744

		The Texas Fund
		Schedule of Investments
		November 30, 2018 (Unaudited)

Shares			Value

COMMON STOCKS - 95.39%

Banks - 7.74%
2,639		Cadence Bancorp	$ 54,126
1,574		Comerica, Inc.	124,629
799		Cullen/Frost Bankers, Inc.	80,156
2,407		First Financial Bankshares, Inc.	157,707
6,821		Green Bancorp, Inc.	138,739
1,015		Independent Bank Group, Inc.	58,078
3,360		LegacyTexas Financial Group, Inc.	130,401
760		Texas Capital Bancshares, Inc. *	45,341
1,974		Veritex Holdings, Inc. *	50,713
			839,890
Capital Goods - 13.21%
1,256		Alamo Group, Inc.	104,009
3,175		Builders Firstsource, Inc. *	42,958
3,930		Comfort Systems USA, Inc.	206,954
1,470		CSW Industrials, Inc. *	77,866
7		DXP Enterprices, Inc. *	254
1,200		Encore wire Corp.	59,952
1,172		Fluor Corp. *	47,970
2,027		Jacobs Engineering Group, Inc.	133,113
329		Lennox International, Inc.	74,324
3,864		NCI Building Systems, Inc. *	43,856
8,333		Nexeo Solutions, Inc. *	81,080
3,112		Now Inc. *	82,451
2,673		Primoris Services Corp.	64,553
11,500		Quanex Building Products	181,585
3,770		Quanta Services, Inc. *	132,327
2,629		Rush Enterprices, Inc.	100,165
6		Trinity Industries, Inc.	143
			1,433,560
Chemicals - 2.54%
907		Celanese Corp.	91,544
5,829		Flotek Industries, Inc. *	8,102
9,543		Kronos Worldwide, Inc. *	118,047
798		Westlake Chemical Co. *	57,847
			275,540
Commercial & Professional Services - 3.90%
1,929		Copart, Inc.	98,726
4,370		Ennis Inc.	85,346
1,148		Insperity, Inc.	114,846
13,377		NL Industries *	56,719
723		Waste Management, Inc.	67,781
			423,418
Construction & Engineering - 0.60%
3,505		KBR Inc.	65,088

Construction Materials - 2.25%
1,294		Eagle Materials, Inc.	94,462
3,805		US Concrete, Inc. *	149,651
			244,113
Consumer Durables & Apparel - 2.86%
1,426		DR Horton, Inc.	53,076
10,826		Green Brick Partners, Inc. *	89,856
3,623		LGI Homes, Inc. *	167,237
			310,169
Consumer Finance - 0.57%
700		First Cash Financial Services, Inc.	62,335

Consumer Services - 2.90%
276		Brinker Inter., Inc.	14,098
3,800		Chuy's Holdings, Inc. *	81,320
9		Dave & Busters Entertainment, Inc.	512
1,362		Service Corp International *	62,924
2,549		Six Flags Entertainment Corp.	156,407
			315,261
Diversified Financials - 1.91%
223		Texas Pacific Land Trust *	129,159
3,840		TPG Specialty Lending Inc.	77,914
			207,073
Energy - 0.34%
567		Marathon Petroleum Corporation	36,946

Engineering & Construction - 0.00%
2		Arcosa, Inc. *	55

Food & Staples Retailing - 1.81%
2,922		SYSCO Corp.	196,943

Food, Beverage & Tobacco - 2.12%
2,341		Darling Ingredients, Inc. *	51,221
3,970		Farmer Brothers Co. *	96,670
3,052		Keurig Dr Pepper, Inc.	82,404
			230,295
Healthcare Equipment & Services - 3.34%
3,278		Adeptus Health, Inc. Class A *	33
2,511		Integer Holdings Corp. *	222,424
2,595		Tenet Healthcare Corp. *	67,652
605		US Physical Therapy, Inc.	71,989
			362,098
Household &Personal Products - 1.88%
1,770		Kimberly Clark Corp.	204,205

Insurance - 4.01%
588		American National Insurance Co.	75,035
486		National Western Life Group, Inc. *	149,299
799		Stewart Information Services	33,606
2,050		Torchmark Corp.	177,140
			435,080
Integrated Oil & Gas - 2.04%
1,851		Exxon Mobil Corp.	147,154
1,055		Occidental Petroleum Corp.	74,135
			221,289
Media - 0.52%
1,484		Cinemark Holdings, Inc. *	56,941

Metals & Minning - 0.65%
3,676		Commercial Metals Co.	70,836

Oil & Gas Drilling - 0.86%
2,955		Diamond Offshore Drilling, Inc. *	37,233
4,032		Patterson-UTI Energy, Inc.	55,964
			93,197
Oil & Gas Equipment Services - 3.00%
4,288		Bristow Group Inc. *	16,809
771		Halliburton Co.	24,233
5,635		Keane Group Inc. *	62,661
5,438		NCS Multistage Holdings Inc. *	39,697
2,131		Newpark Resources Inc. *	16,387
2,006		Nine Energy Service Inc. *	56,529
1,322		Oil States International Inc. *	29,639
2,271		Propetro Holding Corp. *	36,836
3,254		Solaris Oilfield Infrast-A *	42,725
			325,516
Oil & Gas Exploration & Production - 6.68%
1,086		Apache Corp	38,151
2,126		Cabot Oil & Gas Corp.	53,490
1,725		Carrizzo Oil & Gas, Inc. *	29,515
325		Concho Resources *	42,361
1,292		ConocoPhillips	85,505
7,874		Denbury Resources, Inc. *	17,795
169		Diamonback Energy, Inc.	18,654
10,202		Earthstone Energy Inc. *	70,087
731		EOG Resources, Inc.	75,520
6,384		Kosmos Energy Ltd. *	34,346
5,596		Oasis Petroleum, Inc. *	39,955
117		Pioneer Natural Resources Co.	17,287
1,263		Sabine Royalty Trust	47,615
11,400		Southwestern Energy Co. *	54,948
11,273		W&T Offshore Inc. *	65,496
1,874		Wildhorse Resource Development *	34,632
			725,357
Oil & Gas Refining & Marketing- 2.63%
1,770		HollyFrontier, Corp.	110,572
5,078		Par Pacific Holdings, Inc. *	85,920
1,116		Valero Energy Corp.	89,168
			285,660
Oil & Gas Storage & Transportation- 1.12%
1,204		Cheniere Energy, Inc.	73,588
4,200		EnLink Midstream LLC *	48,006
			121,594
Pharmaceuticals, Biotechnology & Life Science - 1.93%
4,728		Lexicon Pharmaceuticals, Inc.	38297
5,820		Luminex Corp.	170,933
			209,230
Real Estate Management & Development - 0.67%
1,800		HFF, Inc. *	72,720

Retailing - 3.81%
1,042		Carvana Co. *	45,108
1,645		Conn's, Inc. *	45,912
12,893		GameStop Corp. Class A	176,118
4,135		Sally Beauty Holding, Inc. *	87,290
2,600		Tailored Brands, Inc. *	59,540
			413,968
Semiconductors & Semiconductor Equipment - 5.43%
301		Cabot Microelectronics Corp. *	32,373
3,355		Cirrus Logic, Inc. *	125,611
4,202		Diodes, Inc. *	146,356
1,215		Silicon Laboratories, Inc. *	107,369
1,782		Texas Instruments, Inc.	177,933
			589,642
Software & Services - 7.29%
235		Alliance Data Systems Corp.	47,085
4,508		Blucora Inc. *	139,568
1,399		Cardtronics Plc. *	45,383
2,795		Match Group Inc. *	112,555
1,944		Realpage Inc. *	100,271
4,261		Sabre Corp.	108,954
793		Tyler Technologies, Inc. *	152,859
3,000		Upland Software, Inc. *	84,240
			790,915
Technology Hardware & Equipment - 3.31%
4,465		Applied Optoelectronics, Inc. *	91,934
6,400		Benchmark Electronic, Inc.	152,576
2,338		National Instruments Corp.	114,469
			358,979
Telecommunication Services - 0.63%
5,160		AT&T, Inc.	68,728

Transportation - 1.48%
6,721		Daseke Inc. *	27,018
911		Kirby Corp. *	69,546
1,181		Southwest Airlines Co. *	64,494
			161,058
Utilities - 1.33%
5,160		CenterPoint Energy, Inc.	144,532

TOTAL FOR COMMON STOCKS (Cost $10,799,895) - 95.39%			10,352,231

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $36,014) - 0.35%			38,000

SHORT TERM INVESTMENTS - 4.24%
459,845		Federated Government Obligations Fund-Institutional Shares - 0.67%, **	459,845

TOTAL FOR SHORT TERM INVESTMENTS (Cost $459,845) - 4.24%			459,845

TOTAL INVESTMENTS (Cost $11,295,754) *** - 99.97%			10,850,076.00

LIABILITIES IN EXCESS OF OTHER ASSETS (0.03%)			2,728

NET ASSETS - 100.00%			$ 10,852,804
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,295,754 amounted to $445,678, which consisted of aggregate gross unrealized appreciation of $1,343,323 and aggregate gross unrealized depreciation of $1,789,001.

NOTES TO FINANCIAL STATEMENTS
The Texas Fund

At November 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,295,754 amounted to $445,678, which consisted of aggregate gross unrealized appreciation of $1,343,323 and aggregate gross unrealized depreciation of $1,789,001.

1. SECURITY TRANSACTIONS

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

2. SECURITY VALUATION

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 10,352,231	-	-	$ 10,352,231
		Options Purchased	$ 38,000	-	-	$ 38,000
		Short Term Investments	$ 459,845	-	-	$ 459,845
		Total	$ 10,850,076.00	-	-	$ 10,850,076.00

		The Texas Fund
		Schedule of Options Purchased
		November 30, 2018 (Unaudited)

CALL OPTIONS - 0.03% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

IShares 20+ year Treasury Bond ETF	Huntington Bank	400	$4,613,200	$115.00	12/21/2018	$38,000

Total Call Options (Premiums Paid $36,014) - 0.03%						$38,000

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date January 25, 2019

By /s/ Umberto Anastasi

Umberto Anastasi

Treasurer and Principal Financial Officer

Date January 25, 2019